Financial Assets at FVTPL - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at FVTPL	$ 19,067	$ 23,744